SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
SCHEDULE OF CHANGES IN THE NUMBER OF ISSUED SHARES OF SHARE CAPITAL

The changes in the number of issued shares of share capital during the years ended March 31, 2025, 2024 and 2023 were as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Balance at the beginning of the year	21,652,110	20,374,500	20,374,500
Issuance of capital shares	2,000,000	1,277,610	-
Balance at the end of the year	23,652,110	21,652,110	20,374,500

SCHEDULE OF CHANGES IN THE NUMBER OF TREASURY SHARES

The changes in the number of treasury shares during the years ended March 31, 2025, 2024 and 2023 were as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Balance at the beginning of the year	23,658	23,658	1,450,500
Sales of treasury shares	-	-	(1,426,842)
Balance at the end of the year	23,658	23,658	23,658